Geographic Information (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	$ 16,601	$ 8,515
Israel [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	4,561	4,149
North America [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	3,112	2,514
APAC [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	7,593	982
Europe [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	$ 1,335	$ 870